Subordinated notes payable - earn-out	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Subordinated notes payable - earn-out
11	Subordinated notes payable – earn-out

	2020 $	2019 $

Subordinated note – earn-out	-	184,485

As part of the Tampa Acquisition, Akumin FL entered into a subordinated 6% note and security agreement with the seller’s secured lender on May 11, 2018 (the Subordinated Note and Subordinated Note Lender, respectively) with a face value of $1,500,000 and a term of four years. The Subordinated Note was recognized at fair value of $1,490,932 on May 11, 2018 using an effective interest rate. The fair value was determined based on management’s estimation of assumptions that market participants would use in pricing similar liabilities (it is considered a Level 3 liability as described in note 16; this liability was subsequently settled as noted below).
In accordance with the terms of the Subordinated Note, the Company used part of the proceeds of the Term Loans to settle the principal outstanding under the Subordinated Note on May 31, 2019, together with accrued and unpaid interest, for $1,596,250 (face value of $1,500,000 and accrued interest of $96,250). The Company also recorded a fair value loss of $6,830 on the extinguishment of the Subordinated Note, which was reflected in the 2019 consolidated statements of operations and comprehensive income (loss).
According to the Subordinated Note, the Company was subject to an earn-out
liability (Subordinated Note –
Earn-out)
of up to $4.0 million during the three-calendar year period beginning on January 1, 2019 and ending on December 31, 2021 (the Subordinated Note –
Earn-out
Period), subject to the satisfaction of certain revenue-based milestones, as follows:

a)
The Subordinated Note –
Earn-out
for any given calendar year during the Subordinated Note –
Earn-out
Period shall be equal to 50% of any positive difference calculated by subtracting the Base Revenue ($16,000,000) for such calendar year from the Subordinated Note –
Earn-out
Revenue (defined below) for such calendar year.

b)
The Subordinated Note –
Earn-out
Revenue for any calendar year during the Subordinated Note –
Earn-out
Period shall be the gross revenue generated by the centres related to the Tampa Acquisition during such calendar year.

c)
If Subordinated Note –
Earn-out
Revenue for any calendar year of the Subordinated Note –
Earn-out
Period is less than or equal to $16,000,000, no Subordinated Note –
Earn-out
shall be payable for such calendar year.

d)	The maximum aggregate amount of the Subordinated Note – Earn-out that may be earned over the Subordinated Note – Earn-out Period is $4,000,000.
The value of Subordinated Note –
Earn-out
has been estimated by management using a probability-weighted valuation technique; changes in the fair value of this liability are recognized in the consolidated statements of operations and comprehensive income (loss). Management estimated the fair value of Subordinated Note –
Earn-out
as at May 11, 2018 of $160,790 based on a discount rate of 8.75% and management’s estimated probability-weighted range of Subordinated Note –
Earn-out
Revenue during the Subordinated Note –
Earn-out
Period (it is considered a Level 3 liability as described in note 16). The Company entered into a settlement with the holders of the Subordinated Note –
Earn-out
to fully settle and terminate the Subordinated Note –
Earn-out
for $200,000 on October 23, 2020 (2019 liability - $184,485) and recognized a loss for the year-ended December 31, 2020 of $15,515 in financial instruments revaluation in the consolidated statements of operations and comprehensive income (loss).